CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK, TEKNE SUBORDINATED CONVERTIBLE NOTE AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	Feb. 27, 2026
Statement of Stockholders' Equity [Abstract]
Reverse stock split	0.2